ASSETS PLEDGED (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Assets pledged

(in thousands of $)	2012	2011
Vessel, net	43,446	46,312
Restricted cash and investments	35,268	32,837
	78,714	79,149